UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: August 31
Date of reporting period: November 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET / CITISM NEW YORK TAX FREE RESERVES

FORM N-Q
NOVEMBER 30, 2009

Western Asset / CitiSM New York Tax Free Reserves

Schedule of Investments (unaudited)	November 30, 2009

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 97.9%
Education — 10.7%
$5,500,000	Monroe County, NY, Industrial Development Agency, Revenue, Monroe
	Community College, LOC-JPMorgan Chase, 0.250%, 12/3/09 (a)	$5,500,000
	New York State Dormitory Authority Revenue:
	Cornell University:
11,005,000	SPA-HSBC Bank USA N.A., 0.220%, 12/3/09 (a)	11,005,000
2,300,000	SPA-JPMorgan Chase, 0.210%, 12/1/09 (a)	2,300,000
	Non-State Supported Debt:
2,600,000	Columbia University, 0.200%, 12/2/09 (a)	2,600,000
4,715,000	University of Rochester, LOC-JPMorgan Chase, 0.230%, 12/2/09 (a)	4,715,000
	State Supported Debt:
100,000	Cornell University, SPA-HSBC Bank USA N.A., 0.220%, 12/3/09 (a)	100,000
600,000	University of Rochester, LOC-JPMorgan Chase, 0.210%, 12/1/09 (a)	600,000
1,140,000	Onondaga County, NY, Industrial Development Agency, Civic Facility
	Revenue, Syracuse University Project, LOC-JPMorgan Chase, 0.230%,
	12/2/09 (a)	1,140,000
7,000,000	Puerto Rico Industrial, Tourist Educational, Medical & Environmental
	Pollution Control Facilities Financing Authority, Ana G. Mendez
	University Systems Project, LOC-Banco Santander PR, 0.350%, 12/2/09 (a)	7,000,000
1,900,000	Suffolk County, NY, Industrial Development Agency, Civic Facilities
	Revenue, Touro College Project, LOC-JPMorgan Chase, 0.230%, 12/2/09 (a)	1,900,000
5,040,000	Syracuse, NY, Industrial Development Agency, Civic Facility Revenue,
	Syracuse University Project, LOC-JPMorgan Chase, 0.200%, 12/1/09 (a)	5,040,000
	Tompkins County, NY, Industrial Development Agency Revenue, Civic
	Facility, Cornell University, SPA-JPMorgan Chase:
1,500,000	0.210%, 12/1/09 (a)	1,500,000
4,000,000	0.220%, 12/1/09 (a)	4,000,000
1,500,000	0.240%, 12/3/09 (a)	1,500,000
3,660,000	Troy, NY, IDA, Civic Facility Revenue, Rensselaer Polytechnic Institute,
	LOC-Bank of America N.A., 0.240%, 12/3/09 (a)	3,660,000

	Total Education	52,560,000

Finance — 4.2%
	New York City, NY, TFA, New York City Recovery Project Revenue:
4,700,000	SPA-Landesbank Baden-Wurttemberg, 0.210%, 12/1/09 (a)	4,700,000
5,735,000	SPA-Royal Bank of Canada, 0.220%, 12/1/09 (a)	5,735,000
1,200,000	Subordinated, LIQ-Dexia Credit Local, 0.210%, 12/1/09 (a)	1,200,000
9,213,000	New York State LGAC, LOC-Bank of Nova Scotia, 0.220%, 12/2/09 (a)	9,213,000

	Total Finance	20,848,000

General Obligation — 18.9%
12,001,224	Albany, NY, City School District, GO, BAN, 1.500% due 6/25/10	12,052,299
	Commonwealth of Puerto Rico, GO:
1,710,000	FSA, SPA-Dexia Bank, 0.290%, 12/3/09 (a)	1,710,000
12,600,000	FSA, SPA-Dexia Credit Local, 0.400%, 12/3/09 (a)	12,600,000
	Public Improvements:
1,400,000	FSA, SPA-Dexia Bank, 0.290%, 12/3/09 (a)	1,400,000
2,600,000	FSA, SPA-Dexia Credit Local, 0.170%, 12/1/09 (a)	2,600,000
7,700,000	Refunding, Public Improvements, FSA, LOC-Wachovia Bank N.A.,
	0.170%, 12/1/09 (a)	7,700,000
5,000,000	Deer Park, NY, Union Free School District, GO, BAN, 2.000% due 6/30/10	5,039,019
425,000	East Quogue, NY, Union Free School District, GO, TAN, 2.000% due 6/25/10	427,998
5,000,000	Fulton City, NY, School District, GO, BAN, 2.000% due 7/23/10	5,028,529
6,907,000	Ithaca City, NY, School District, GO, BAN, 2.000% due 7/9/10	6,972,902

See Notes to Schedule of Investments.

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Western Asset / CitiSM New York Tax Free Reserves

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face
Amount	Security	Value

General Obligation — 18.9% (continued)
$2,000,000	Lancaster, NY, CSD, GO, BAN, 2.000% due 7/1/10	$2,016,156
4,216,636	Marlboro, NY, CSD, GO, BAN, 1.500% due 1/29/10	4,222,299
4,000,000	Massapequa, NY, Union Free School District, GO, TAN, 2.000% due 6/23/10	4,034,686
	New York City, NY:
	GO:
100,000	FSA, SPA-State Street Bank & Trust Co., 0.240%, 12/1/09 (a)	100,000
1,700,000	LOC-Royal Bank of Scotland, 0.240%, 12/3/09 (a)	1,700,000
6,900,000	LOC-U.S. Bank N.A., 0.200%, 12/1/09 (a)	6,900,000
3,075,000	SPA-Wachovia Bank N.A., 0.170%, 12/1/09 (a)	3,075,000
5,600,000	NATL, SPA-Bank of Nova Scotia, 0.220%, 12/1/09 (a)	5,600,000
5,660,000	Rome City, NY, School District, GO, BAN, 2.000% due 7/16/10	5,684,324
2,000,000	West Islip, NY, Union Free School District, GO, TAN, 2.000% due 6/25/10	2,015,879
1,700,000	Westchester County, NY, Finance Department, GO, BAN, 1.000% due
	4/28/10	1,702,060

	Total General Obligation	92,581,151

Health Care — 1.9%
6,000,000	New York State Dormitory Authority Revenue, Mental Health Services, SPA-
	HSBC Bank USA, 0.220%, 12/3/09 (a)	6,000,000
3,400,000	Tompkins County, NY, Industrial Development Agency Civic
	Facility Revenue, Ithacare Center Co., LOC-Bank of America N.A., 0.240%,
	12/3/09 (a)	3,400,000

	Total Health Care	9,400,000

Housing: Multi-Family — 16.4%
	New York City, NY, HDC:
	MFH Revenue:
1,900,000	3463 Third Avenue Realty LLC, LOC-Citibank N.A., 0.300%,
	12/2/09 (a)(b)	1,900,000
3,200,000	Columbus Apartments, LIQ-FNMA, 0.230%, 12/2/09 (a)	3,200,000
4,440,000	Marseilles LLC, LOC-Citibank N.A., 0.230%, 12/2/09 (a)	4,440,000
2,500,000	SPA-Bank of America N.A., 0.260%, 12/1/09 (a)(b)	2,500,000
4,500,000	Mortgage Revenue, Queens Family Courthouse Apartment, LOC-
	Citibank N.A., 0.320%, 12/2/09 (a)(b)	4,500,000
	Multi-Family Mortgage Revenue:
11,405,000	20 Exchange Place, LOC-Landesbank Hessen-Thuringen, 0.280%,
	12/2/09 (a)	11,405,000
7,200,000	201 Pearl Street Development, LIQ-FNMA, 0.200%, 12/2/09 (a)	7,200,000
3,700,000	Markham Gardens Apartments, LOC-Citibank N.A., 0.330%,
	12/2/09 (a)(b)	3,700,000
1,000,000	Susans Court, LOC-Citibank N.A., 0.330%, 12/2/09 (a)(b)	1,000,000
1,600,000	New York State HFA, 10 Liberty, LIQ-FHLMC, 0.250%, 12/2/09 (a)	1,600,000
5,000,000	New York State HFA, Historic Front Street, LOC-
	Landesbank Hessen-Thuringen, 0.230%, 12/2/09 (a)	5,000,000
	New York State HFA:
	Revenue:
900,000	320 West 38th Street, LOC-Wachovia Bank N.A., 0.230%, 12/2/09 (a)	900,000
300,000	345 East 94th Sreet Associates LLC, LIQ-FHLMC, 0.260%, 12/2/09 (a)(b)	300,000
2,800,000	600 West 42nd Street, LOC-Bank of New York, 0.250%, 12/2/09 (a)(b)	2,800,000
3,365,000	Admiral Halsey Senior Apartments, LOC-Citibank N.A., 0.300%,
	12/2/09 (a)(b)	3,365,000
3,500,000	Clinton Green South LLC, LIQ-FHLMC, 0.230%, 12/2/09 (a)(b)	3,500,000
2,000,000	Related-Taconic West 17th Street, LIQ-FNMA, 0.230%, 12/2/09 (a)	2,000,000

See Notes to Schedule of Investments.

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Western Asset / CitiSM New York Tax Free Reserves

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face
Amount	Security	Value

Housing: Multi-Family — 16.4% (continued)
$4,000,000	Ocean Park Apartments Housing, LIQ-FNMA, 0.300%, 12/2/09 (a)(b)	$4,000,000
590,000	Prospect Plaza Apartments, LOC-Citibank N.A., 0.320%, 12/2/09 (a)(b)	590,000
4,310,000	Remeeder Houses, LOC-Citibank N.A., 0.300%, 12/2/09 (a)(b)	4,310,000
3,050,000	Shore Hill Housing Associates LP, LIQ-FHLMC, 0.200%, 12/2/09 (a)	3,050,000
1,900,000	Tribeca Green Housing LLC, LOC-Landesbank Hessen-Thuringen,
	0.240%, 12/2/09 (a)	1,900,000
2,000,000	Service Contract Revenue, LOC-BNP Paribas, 0.230%, 12/2/09 (a)	2,000,000
	New York, NY, HDC:
3,370,000	MFH, Revenue, 90 West St., LIQ-FNMA, 0.200%, 12/2/09 (a)	3,370,000
1,900,000	Mortgage Revenue, The Crest, LOC-Landesbank Hessen-Thuringen,
	0.280%, 12/2/09 (a)	1,900,000

	Total Housing: Multi-Family	80,430,000

Housing: Single Family — 4.8%
	New York State HFA:
	Revenue:
3,100,000	10 Barclay Street, LIQ-FNMA, 0.200%, 12/2/09 (a)	3,100,000
2,300,000	505 West 37th St., LOC-Landesbank Hessen-Thuringen, 0.350%,
	12/2/09 (a)(b)	2,300,000
6,700,000	505 West 37th Street, LOC-Landesbank Hessen-Thuringen, 0.250%, 12/2/09 (a)	6,700,000
7,700,000	Victory Housing, LIQ-FHLMC, 0.230%, 12/2/09 (a)(b)	7,700,000
200,000	Service Contract Revenue, Refunding, LOC-Landesbank Hessen-
	Thuringen, 0.280%, 12/2/09 (a)	200,000
3,400,000	Ramapo, NY, Housing Authority Revenue, Spring Valley Homes
	Redevelopment Project LLC, LIQ-FNMA, 0.280%, 12/3/09 (a)(b)	3,400,000

	Total Housing: Single Family	23,400,000

Industrial Revenue — 11.7%
1,540,000	Albany, NY, Industrial Development Agency, Civic Facility Revenue, Living
	Residential Corporation Project, LOC-HSBC Bank USA N.A., 0.250%,
	12/3/09 (a)	1,540,000
5,450,000	Hempstead, NY, Industrial Development Agency, IDR, Refunding, Trigen Nassau Energy, LOC-
	Societe Generale, 0.320%, 12/2/09 (a)(b)	5,450,000
3,700,000	Monroe County, NY, Industrial Development Agency, Civic Facility
	Revenue, Cherry Ridge Assisted Living, LOC-HSBC Bank USA N.A.,
	0.180%, 12/3/09 (a)	3,700,000
1,600,000	Nassau County, NY, Industrial Development Agency, Civic Facility Revenue, Cold Spring Harbour
	Laboratory, SPA-JPMorgan Chase, 0.150%, 12/1/09 (a)	1,600,000
	New York City, NY, Industrial Development Agency:
20,900,000	1 Bryant Park LLC, LOC-Bank of America N.A., Citibank N.A., GIC-
	Bayerische Landesbank, 0.220%, 12/1/09 (a)	20,900,000
500,000	Revenue, Children’s Oncology Society, LOC-Bank of New York,
	0.230%, 12/2/09 (a)	500,000
	New York City, NY, Industrial Development Agency, Civic Facility Revenue:
1,700,000	Auditory/Oral School Project, LOC-Wachovia Bank N.A., 0.230%,
	12/3/09 (a)	1,700,000
6,000,000	Grace Church School Project, LOC-Wachovia Bank, 0.230%, 12/3/09 (a)	6,000,000
6,900,000	New York State Urban Development Corp., SVC Contract, LOC-TD
	Banknorth N.A., 0.200%, 12/3/09 (a)	6,900,000
1,340,000	Oneida County, NY, Industrial Development Agency, Civic Facility Revenue,
	Mohawk Valley, St. Lukes, LOC-Bank of America N.A., 0.250%, 12/3/09 (a)	1,340,000
3,365,000	Rockland County, NY, Industrial Development Agency, IDR, Intercos America Inc. Project, LOC-HSBC
	Bank USA N.A., 0.450%, 12/3/09 (a)(b)	3,365,000

See Notes to Schedule of Investments.

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Western Asset / CitiSM New York Tax Free Reserves

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face
Amount	Security	Value

Industrial Revenue — 11.7% (continued)
$2,810,000	Suffolk County, NY, Industrial Development Agency, IDR, Spellman/Merrill, Realty, LOC-HSBC Bank
	USA N.A., 0.450%, 12/3/09 (a)(b)	$2,810,000
1,540,000	Syracuse, NY, Industrial Development Agency Civic Facility Revenue,
	Syracuse University Project, LOC-JPMorgan Chase, 0.200%, 12/1/09 (a)	1,540,000

	Total Industrial Revenue	57,345,000

Life Care Systems — 0.3%
1,520,000	New York State Dormitory Authority Revenue, Catholic Health System
	Obligation, LOC-HSBC Bank USA, 0.230%, 12/3/09 (a)	1,520,000

Miscellaneous — 2.2%
11,000,000	State of New York, LOC-Dexia Credit Local, 0.330%, 12/2/09 (a)	11,000,000

Power — 0.7%
3,475,000	New York State Energy Research & Development Authority Facility,
	Revenue, Consolidated Edison Co., LOC-Citibank N.A., 0.290%, 12/2/09 (a)(b)	3,475,000

Public Facilities — 6.4%
	New York City, NY, Trust for Cultural Resources Revenue:
9,000,000	American Museum of Natural History, SPA-Bank of America N.A.,
	0.220%, 12/1/09 (a)	9,000,000
2,620,000	American Museum, SPA-Wachovia Bank N.A., 0.140%, 12/3/09 (a)	2,620,000
1,000,000	Asia Society, LOC-JPMorgan Chase, 0.270%, 12/3/09 (a)	1,000,000
4,500,000	Lincoln Center for the Performing Arts Inc., LOC-Bank of America N.A.,
	0.220%, 12/1/09 (a)	4,500,000
5,000,000	Metropolitan Museum, 0.220%, 12/3/09 (a)	5,000,000
8,170,000	New York State Dormitory Authority Revenue, Metropolitan Museum of Art,
	0.220%, 12/2/09 (a)	8,170,000
1,015,000	New York, NY, TFA, Subordinated LIQ-Lloyds TSB Bank PLC, 0.250%,
	12/2/09 (a)	1,015,000

	Total Public Facilities	31,305,000

Solid Waste/Resource Recovery — 0.7%
3,500,000	Chautauqua County, NY, Industrial Development Agency, Exempt Facility
	Revenue, Dunkirk Power LLC Project, LOC-Bank of America N.A.,
	0.200%, 12/2/09 (a)	3,500,000

Tax Allocation — 3.9%
16,500,000	Commonwealth of Puerto Rico, GO, FSA, SPA-Dexia Credit Local, 0.400%,
	12/3/09 (a)	16,500,000
2,815,000	Nassau County, NY, Interim Finance Authority, LIQ-BNP Paribas, 0.220%,
	12/2/09 (a)	2,815,000

	Total Tax Allocation	19,315,000

Transportation — 7.1%
1,945,000	Albany County, NY, Airport Authority Revenue, Refunding, LOC-Bank of
	America N.A., 0.330%, 12/3/09 (a)(b)	1,945,000
	MTA, NY:
	Dedicated Tax Fund:
70,000	LOC-KBC Bank NV, 0.230%, 12/3/09 (a)	70,000
1,400,000	LOC-Lloyds TSB Bank PLC, 0.230%, 12/3/09 (a)	1,400,000
900,000	LOC-Scotiabank, 0.230%, 12/3/09 (a)	900,000
	Revenue:
5,000,000	RAN, 2.000% due 12/31/09	5,006,577
9,500,000	Transportation, LOC-Landesbank Hessen-Thuringen, 0.240%,
	12/1/09 (a)	9,500,000
	Triborough Bridge & Tunnel Authority, NY, Revenue:
5,000,000	2.000% due 1/20/10 (c)	5,009,204
	Refunding:

See Notes to Schedule of Investments.

4

Western Asset / CitiSM New York Tax Free Reserves

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face
Amount	Security	Value

Transportation — 7.1% (continued)
$1,175,000	Gem Subordinated, SPA-Bank of America, 0.220%, 12/3/09 (a)	$1,175,000
6,800,000	MTA Bridges Tunnels, FSA, SPA-JPMorgan Chase, 0.230%,
	12/2/09 (a)	6,800,000
3,095,000	Triborough Bridge & Tunnel Authority, NY, Revenue, FSA, SPA-Lloyds
	TSB Bank PLC, 0.250%, 12/2/09 (a)	3,095,000

	Total Transportation	34,900,781

Utilities — 2.6%
1,200,000	Long Island Power Authority, NY, Subordinated, LOC-JPMorgan Chase,
	Landesbank Baden-Wurttemberg, 0.300%, 12/2/09 (a)	1,200,000
2,000,000	Long Island, NY, Power Authority, Electric System Revenue, FSA, SPA-
	Dexia Credit Local, 0.350%, 12/7/09 (a)	2,000,000
	New York State Power Authority, TECP, LOC-JPMorgan Chase, Bank of Nova
	Scotia, State Street Bank & Trust Co., BNP Paribas, Bank of New York:
4,300,000	0.250% due 12/2/09	4,300,000
3,200,000	0.300% due 2/2/10	3,200,000
2,000,000	0.300% due 3/3/10	2,000,000

	Total Utilities	12,700,000

Water & Sewer — 5.4%
	New York City, NY:
	MFA Water & Sewer System Revenue:
1,400,000	Second General Resolution, Fiscal 2008, SPA-Fortis Bank SA,
	0.200%, 12/1/09 (a)	1,400,000
8,500,000	SPA-Fortis Bank S.A., 0.170%, 12/1/09 (a)	8,500,000
	Municipal Water Finance Authority:
1,000,000	SPA-Dexia Credit Local, 0.310%, 12/3/09 (a)	1,000,000
	Water & Sewer System Revenue:
500,000	SPA-Dexia Credit Local, 0.260%, 12/1/09 (a)	500,000
5,900,000	SPA-Landesbank Hessen-Thuringen, 0.210%, 12/1/09 (a)	5,900,000
1,300,000	SPA-Lloyds TSB Bank PLC, 0.210%, 12/1/09 (a)	1,300,000
8,000,000	Municipal Water, TECP, 0.450% due 12/2/09	8,000,000

	Total Water & Sewer	26,600,000

	TOTAL INVESTMENTS — 97.9% (Cost — $480,879,932#)	480,879,932
	Other Assets in Excess of Liabilities — 2.1%	10,403,013

	TOTAL NET ASSETS — 100.0%	$491,282,945

(a)

Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	Maturity date shown represents the mandatory tender date.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
BAN	- Bond Anticipation Notes
CSD	- Central School District
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
FSA	- Financial Security Assurance - Insured Bonds
GIC	- Guaranteed Investment Contract
GO	- General Obligation
HDC	- Housing Development Corporation
HFA	- Housing Finance Agency

See Notes to Schedule of Investments.

5

Western Asset / CitiSM New York Tax Free Reserves

Schedule of Investments (unaudited) (continued)	November 30, 2009

IDA	- Industrial Development Authority
IDR	- Industrial Development Revenue
LGAC	- Local Government Assistance Corporation
LIQ	- Liquidity Facility
LOC	- Letter of Credit
MFA	- Municipal Finance Authority
MFH	- Multi-Family Housing
MTA	- Metropolitan Transportation Authority
NATL	- National Public Finance Guarantee Corporation - Insured Bonds
RAN	- Revenue Anticipation Notes
SPA	- Standby Bond Purchase Agreement - Insured Bonds
TAN	- Tax Anticipation Notes
TECP	- Tax Exempt Commercial Paper
TFA	- Transitional Finance Authority

Ratings Table*

S&P/Moody’s**

A-1	68.5%
VMIG1	17.9
NR	9.4
AAA/Aaa	2.3
SP-1	1.9

100.0%

* As a percentage of total investments.

** S&P primary rating; Moody’s secondary

See pages 7 and 8 for definitions of ratings.

See Notes to Schedule of Investments.

6

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

7

Bond Ratings (unaudited) (continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.

MIG 1	—	Moody’s highest rating for short-term municipal obligations.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

8

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset / CitiSM New York Tax Free Reserves (the “Fund”), is a separate non-diversified series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In accordance with rule 2a-7 under the 1940 Act, Money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by rule 2a-7 under the 1940 Act.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Short-term investments†	—	$480,879,932	—	$480,879,932

† See Schedule of Investments for additional detailed categorizations.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible risks associated with economic, political, credit, or legal developments or industrial or regional matters specifically affecting New York.

(c) Credit and Market Risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

9

Notes to Schedule of Investments (unaudited) (continued)

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended November 30, 2009, the Fund did not invest in Swaps, Options, or Futures and does not have any intention to do so in the future.

10

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 25, 2010

By: /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: January 25, 2010